JPMORGAN TRUST IV
277 PARK AVENUE
NEW YORK, NEW YORK 10172
April 17, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust IV (the “Trust”), on behalf of
the JPMorgan Ultra-Short Municipal Fund (the “Fund”)
File Nos. 333-208312 and 811-23117
Ladies and Gentlemen:
We hereby submit for filing Post-Effective Amendment No. 108 under the Securities Act of 1933 (the “Securities Act”) (Amendment No. 109 under the Investment Company Act of 1940) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
Shares of the Fund are offered through combined prospectuses and statements of additional information that include other series and trusts. We are filing the Amendment pursuant to Rule 485(a) under the Securities Act to incorporate changes to the main investment strategies of certain series of those other trusts to permit such series to invest up to 10% of their total assets in securities rated below investment grade. These changes are not applicable to the Trust or the Fund.
The Trust hereby requests in reliance upon ADI 2018-06, Requests for Selective Review, that the Amendment receive selective review from the Commission and its Staff due to the fact that the disclosure set forth herein is substantially similar to the disclosure concerning the Trust that has previously been filed in the Trust’s Post-Effective Amendment No. 88. Accordingly, we request that your review be done solely in the context of the disclosure relating to the ability of the other series to invest up to 10% of their total assets in securities rated below investment grade. Selective review would serve to expedite the review process for the Trust as well as use the Staff’s time more effectively. We do not believe that the other changes made in the Amendment would render it ineligible to be filed pursuant to Rule 485(b) under the Securities Act of 1933.
Please contact the undersigned at (212) 623-4557 if you have any questions.
Very truly yours,
/s/ Keri E. Riemer

Keri E. Riemer
Assistant Secretary